Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Assets And Liabilities [Abstract]
Components Of Regulatory Assets And Regulatory Liabilities

	December 31, 2013		December 31, 2012
	Regulatory	Regulatory	Regulatory	Regulatory
	Assets	Liabilities	Assets	Liabilities

Income taxes	$494,308	$223,592	$348,359	$192,551
Utility plant retirement costs	12,083	22,365	16,976	19,936
Post-retirement benefits	66,535	34,983	139,139	28,795
Water tank painting	1,715	-	2,836	-
Fair value adjustment of long-term debt assumed in acquisition	4,371	-	4,739	-
Rate case filing expenses & other	6,588	74	9,215	81
	$585,600	$281,014	$521,264	$241,363